Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Operating activities
Net loss	$ (3,564,714)	$ (2,982,132)	$ (5,132,914)	$ (3,433,068)	$ (5,058,426)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	10,622	9,217	16,291	13,368	17,633
Stock-based compensation/services expense	189,197	254,437	486,120	76,794	76,794
Forgiveness of subscription				9,051	9,050
Non-cash interest on convertible promissory notes	51,333	93,623	152,045	76,359	115,867
Non-cash discount amortization on convertible and short-term promissory notes	233,224	437,524	611,020	943,427	1,242,031
Note issuance costs attributed to warrant liability and to convertible promissory note modification				38,119	38,119
Revaluation of premium conversion derivatives	111,195	(104,143)	(371,831)	90,212	(17,962)
Revaluation of warrant liability	18,568	146,730	35,235	(12,707)	258,015
Loss on note extinguishments, net	553,447	537,134	1,314,487		350,914
Change in assets and liabilities:
Prepaid expenses and other assets	(74,574)		1,768	46,677	46,677
Accounts payable and accrued expenses	(104,578)	417,937	221,235
Accrued expenses			437,337	642,099	813,215
Net cash used in operating activities	(2,576,280)	(1,189,673)	(2,229,207)	(1,509,669)	(2,108,073)
Investing activities
Purchase of intangible assets	(65,000)	(91,709)	(55,000)		(91,709)
Net cash used in investing activities	(65,000)	(91,709)	(55,000)		(91,709)
Financing activities
Proceeds from issuance of convertible promissory notes and short-term notes		564,565	432,849	675,705	1,004,134
Proceeds from issuance of warrants associated with convertible promissory notes		575,435	442,151	440,919	777,490
Proceeds from issuance of warrants associated with short-term notes				61,496	61,496
Proceeds from issuance of common stock in connection with private placement	3,768,032		824,894
Proceeds from issuance of warrants in connection with private placement	1,416,915		288,106
Proceeds (repayment) from unsecured loans			283,000	(50,000)	(50,000)
Issuance costs related to short-term note				(3,030)	(3,030)
Issuance costs related to convertible promissory notes		(9,779)		(35,689)	(45,468)
Issuance costs related to warrants		(8,670)		(31,920)	(40,590)
Issuance costs in connection with private placement	(617,134)
Exercise of warrants	416,333
Exercise of stock-options	3,273
Proceeds from unsecured loans	245,000	115,000
Repayment of unsecured loans	(299,000)
Net cash provided by financing activities	4,933,419	1,236,551	2,271,000	1,057,481	1,704,032
Net increase (decrease) in cash	2,292,139	(44,831)	(13,207)	(452,188)	(495,750)
Cash at beginning of period	13,260	70,029	26,467	522,217	522,217
Cash at end of period	2,305,399	25,198	13,260	70,029	26,467
Supplemental non-cash financing and investing transactions:
Conversion of convertible promissory notes to equity	1,678,361
Exercise of premium conversion derivative liability	419,590
Reclassification of warrant liability to equity	835,723
Bifurcation of premium conversion derivatives related to convertible promissory notes		219,825	168,384	213,961	342,486
Issuance of warrants in connection with convertible notes		117,280
Stock value adjustment associated with intellectual license agreement		299
Change in accounts payable and accrued expenses attributed to private placement and convertible note issuance costs	230,959	14,226
Conversion of short-term notes and convertible promissory notes into common stock			2,063,361
Issuance of additional warrants in connection with short-term notes and convertible promissory notes modifications			829,378		117,280
Purchased intangible assets in accrued liabilities/expenses		$ 30,000			30,000
Common stock issued for the purchase of intangible assets				23,115	23,415
Accrued issuance costs related to private placement			173,067
Accrued issuance costs attributed to short-term promissory notes and convertible promissory notes			2,850	42,811	57,037
Accrued issuance costs attributed to warrant liability				$ 38,119	$ 38,119